INCOME TAXES - Deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liabilities:
Intangible asset from acquisition	¥ 7,730	¥ 9,280
Total deferred tax liabilities	¥ 7,730	¥ 9,280